May 6, 2005



VIA EDGAR TRANSMISSION
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Securities and Exchange Commission
450 5th Street, N.W.
Washington D.C. 20549

         Re: Certification pursuant to Rule 497(j)
             The Lou Holland Trust (the "Trust")
             File Nos. 333-00935; 811-7533
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Commissioners:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, in lieu of a filing under Rule 497(c), I hereby certify that the form of Prospectus and Statement of Additional Information for the Trust, each dated May 1, 2004, that would have been filed under Rule 497(c), would not have differed from those contained in the most recent amendment to the Registration Statement, that such amendment was filed electronically via EDGAR on April 29, 2004.

                                                   Very truly yours,

                                                   /s/ Laura J. Janus
                                                   Laura J. Janus
                                                   Treasurer

cc: Joan E. Boros, Esq.